Notes and Accounts Receivable	12 Months Ended
Dec. 31, 2017
Notes and Accounts Receivable

6. NOTES AND ACCOUNTS RECEIVABLE

	December 31
	2016	2017
	US$	US$
Trade accounts receivable	75,946	81,165
Allowance for doubtful accounts	(723)	(598)
Allowance for sales returns and discounts	(1,624)	(1,432)

	73,599	79,135

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	1,167	775	723
Reversals charged to expense, net	(392)	(12)	(125)
Write-offs	—	(40)	—

Balance, end of year	775	723	598

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	1,427	1,555	1,624
Additions charged to expense, net	1,753	3,285	3,093
Actual sales return and discount	(1,625)	(3,216)	(3,285)

Balance, end of year	1,555	1,624	1,432